Capital Stock (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Class of Stock [Line Items]
Common stock shares, authorized	300,000,000	5,000,000	300,000,000		300,000,000
Common stock shares, par value	$ 0.0001	$ 0.01	$ 0.0001		$ 0.0001
Common stock shares, issued	50,874,089		16,320,839		7,434,955
Common stock, shares outstanding	50,874,089		16,320,839		7,434,955
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding	$ 5,087		$ 1,632	[1]	$ 743	[1]
Surfside Acquisition Inc.
Class of Stock [Line Items]
Preferred stock shares, authorized		10,000,000	10,000,000		10,000,000
Preferred stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares issued		0	0		0
Preferred stock shares outstanding		0	0		0
Common stock shares, authorized		50,000,000	50,000,000		50,000,000
Common stock shares, par value		$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares, issued		5,000,000	5,000,000		5,000,000
Common stock, shares outstanding		5,000,000	5,000,000		5,000,000
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding		$ 500	$ 500		$ 500

[1]	The authorized shares of common stock in the balance sheets above reflect the historical authorized shares of Deep Fission. Upon the Merger, there were 300,000,000 authorized shares of common stock. Shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 17.32141 as described in Note 2.